RESTRUCTURING COST	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING COST
NOTE 9 -	RESTRUCTURING COST

In 2022, the Company completed the restructuring plan announced in 2021, pursuant to which, the Company transferred its operations from its leased facility in Gedera to its facilities in Tulsa, Oklahoma and Kiryat Gat.

This transfer enables TAT to concentrate on heat exchanges activity in the United States allowing for better operational flow, getting closer to TAT’s customer base, and cutting fixed costs.

The restructuring plan has a material impact on the Company's financial statements for the year 2022 as follows:

Restructuring Items	December 31, 2023	December 31, 2022

Balance sheet
Other Provisions	$-	$190
Investment in building and infrastructures	-	4,571
Investment in machinery (**)	-	7,799
Total	$-	$12,560
Profit and loss
Restructuring expenses, net
Forfeited guarantee
Employee’s termination cost	-	975
Restructuring income from lease modification	-	-
Restructuring expenses from asset’s impairment	-	-
Other restructuring expenses	-	740
	$-	$1,715
Cost of sales
Acceleration of assets depreciation expenses	-	-
Total	$-	$1,715

* Net cash used in operating activity for restructuring expenses in 2023 and 2022 was $0 and $1.7 million respectively.

** In previous years, investment in machinery was offset by a grant of $2.7 million ($1.5 million in 2022 and $1.2 million in 2021) received from the State of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years